Net interest income	12 Months Ended
Dec. 31, 2024
Disclosure of interest income (expense) [Abstract]
Net interest income	Note 5: Net interest income

	2024 £m	2023 £m	2022 £m
Interest income:
Loans and advances to banks	2,439	3,096	846
Loans and advances to customers	21,712	18,992	13,789
Reverse repurchase agreements	2,441	1,866	835
Debt securities	737	495	145
Financial assets held at amortised cost	27,329	24,449	15,615
Financial assets at fair value through other comprehensive income	1,057	851	947
Total interest income[1]	28,386	25,300	16,562
Interest expense:
Deposits from banks	(121)	(131)	(78)
Customer deposits	(9,009)	(6,045)	(1,083)
Repurchase agreements	(2,390)	(2,397)	(827)
Debt securities in issue at amortised cost[2]	(3,814)	(2,595)	(1,075)
Lease liabilities	(30)	(28)	(27)
Subordinated liabilities	(430)	(395)	(367)
Total interest expense	(15,794)	(11,591)	(3,457)
Net interest income	12,592	13,709	13,105
1Includes £1,089 million (2023: £885 million; 2022: £711 million) in respect of finance lease receivables.
2The impact of the Group’s hedging arrangements is included on this line.
Net interest income also includes a debit of £2,297 million (2023: debit of £1,517 million; 2022: credit of £1 million) transferred from the cash flow hedging reserve (see note 29).